Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entity Disclosures [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following table presents amounts included in our Consolidated Balance Sheet that are for the use or obligation of our consolidated VIEs.

	December 31,
	2014	2013 (1)	Classification
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$113	$130	Cash and cash equivalents
Accounts receivable	52	—	Accounts and notes receivable – net - Trade and other
Other current assets	3	—	Other current assets and deferred charges
Property, plant, and equipment – net	2,794	1,113	Property, plant, and equipment – net
Goodwill	103	—	Goodwill
Other intangible assets, net	1,493	—	Other intangible assets- net of accumulated amortization
Other noncurrent assets	14	—	Regulatory assets, deferred charges, and other
Accounts payable	(48)	(146)	Accounts payable
Accrued liabilities	(36)	(3)	Accrued liabilities
Current deferred revenue	(45)	(10)	Accrued liabilities
Noncurrent deferred income taxes	(13)	—	Deferred income taxes
Asset retirement obligation	(94)	—	Other noncurrent liabilities
Noncurrent deferred revenue associated with customer advance payments	(395)	(115)	Other noncurrent liabilities

(1)	Amounts presented for December 31, 2013, include balances related to Bluegrass Pipeline. See discussion of the subsequent deconsolidation of Bluegrass Pipeline below.